Schedule IV-Reinsurance	12 Months Ended
Dec. 31, 2017
Supplemental Schedule of Reinsurance Premiums for Insurance Companies [Abstract]
Schedule IV-Reinsurance
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life insurance in force	$475.3	$446.4	$—	$28.9	—%
Premiums:
Life insurance	$3.3	$3.0	$—	$0.3	—%
Accident and health insurance	23.6	23.2	0.3	0.7	42.9%
Total earned premiums	$26.9	$26.2	$0.3	$1.0	30.0%
Benefits:
Life insurance	$2.7	$2.7	$—	$—	—%
Accident and health insurance	35.1	34.7	—	0.4	—%
Total policyholder benefits	$37.8	$37.4	$—	$0.4	—%

Union Security Life Insurance Company of New York
for the year ended December 31, 2016
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life insurance in force	$791.9	$753.7	$—	$38.2	—%
Premiums:
Life insurance	$4.0	$3.2	$—	$0.8	—%
Accident and health insurance	20.8	19.7	2.6	3.7	70.3%
Total earned premiums	$24.8	$22.9	$2.6	$4.5	57.8%
Benefits:
Life insurance	$3.2	$2.8	$0.7	$1.1	63.6%
Accident and health insurance	97.9	97.3	1.3	1.9	68.4%
Total policyholder benefits	$101.1	$100.1	$2.0	$3.0	66.7%
Union Security Life Insurance Company of New York
for the year ended December 31, 2015
Schedule IV — Reinsurance

	Direct amount	Ceded to other companies	Assumed from other companies	Net amount	Percentage of amount assumed to net
	(in millions)
Life insurance in force	$947.2	$82.7	$—	$864.5	—%
Premiums:
Life insurance	$4.1	$0.8	$—	$3.3	—%
Accident and health insurance	22.3	9.2	5.3	18.4	28.8%
Total earned premiums	$26.4	$10.0	$5.3	$21.7	24.4%
Benefits:
Life insurance	$3.1	$1.8	$—	$1.3	—%
Accident and health insurance	28.3	19.3	6.0	15.0	40.0%
Total policyholder benefits	$31.4	$21.1	$6.0	$16.3	36.8%